CONCENTRATION OF CREDIT RISK - Accounts receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Concentration Risk [Line Items]
Accounts receivable, net	¥ 352,324	$ 55,288	¥ 403,584
Customer C | Accounts receivable
Concentration Risk [Line Items]
Accounts receivable, net	80,101
Customer D | Accounts receivable
Concentration Risk [Line Items]
Accounts receivable, net	¥ 45,689
Customer E | Accounts receivable
Concentration Risk [Line Items]
Accounts receivable, net			107,153
Customer F | Accounts receivable
Concentration Risk [Line Items]
Accounts receivable, net			48,172
Customer G | Accounts receivable
Concentration Risk [Line Items]
Accounts receivable, net			¥ 45,525